UMB SCOUT FUNDS

Tax-Free Money Market Fund
(UMTXX)

Semiannual Report  December 31, 1998


A no-load mutual fund principally invested in short-term municipal securities seeking to provide maximum income exempt from federal income tax consistent with safety of principal and maintenance of liquidity.

TO THE SHAREHOLDERS

The UMB Scout Tax-Free Money Market Fund earned 0.68% for the quarter ended December 31, 1998. The Fund's 7-day current yield was 2.83% as of that date. The Fund principally invests in short-term municipal securities, and seeks to provide maximum investment income exempt from federal income tax consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation of any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Short-term tax-free yields were only slightly lower this quarter than at the close of the previous quarter, which is somewhat surprising in light of the reductions in the Fed Funds interest rate in October and November.

The Fund began the latest quarter with global economic forecasts hinting at a widespread slowdown, a likely harbinger of a significant drop in short-term interest rates in coming months. We therefore kept an average maturity in the 25- to 30-day range to help insulate the Fund from rapid drops in overnight rates. The forecasts proved to be partially accurate, as signs of global weakness inspired the Federal Reserve to twice cut the key Fed Funds rate during the quarter, falling to 4.75% from 5.25%. However, this entire 50 basis point reduction did not follow through in the tax-exempt market, which dropped only about 20 basis points during that time.

The tax-exempt money market finished the year with an "inverted" yield curve, in which 30-day issues delivered higher yields than the 60-day and longer maturities. This environment allowed us to capture the highest available yields while maintaining our 25- to 30-day maturity target. While some consider an inverted yield curve to be a clear indication of lower rates in the future, we are reluctant to lengthen the fund's average maturity and make an aggressive bet on the future direction of rates.

The Fund has maintained what we believe is a higher-than-average level of credit quality by avoiding issuers that rely heavily on credit enhancement - such as insurance agreements and bank letters of credit - for their ratings. The Fund is somewhat insulated from many ratings scares because all of our positions are evaluated on a stand-alone basis to ensure sufficient credit quality without such third-party credit enhancement.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

We appreciate your continued interest in the UMB Scout Tax-Free Money Market Fund and we welcome your comments and questions.

Sincerely,
/s/J. Eric Kelley
J. Eric Kelley
UMB Investment Advisors

Chart - Fund Diversification
Demand Notes            31%
Commercial Paper        69%
As of December 31, 1999, Statement of Net Assets. Subject to change.

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor is they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS	December 31, 1998 (unaudited)

STATEMENT OF NET ASSETS

        FACE                                                                    MARKET
STATE   AMOUNT          DESCRIPTION                                             VALUE
ALABAMA
          300,000       Columbia Alabama Pollution Control Rev.,
                        (Alabama Power),
                        Var. Rate, due December 1, 2022                     $     300,000
ARIZONA
	1,000,000	Maricopa County Arizona,
                        (Southern California Edition),
			Tax-Exempt Commercial Paper,
                        3.05%, due January 14, 1999                             1,000,000
	2,600,000	Maricopa County Arizona,
                        (Southern California Edition),
			Tax-Exempt Commercial Paper,
                        3.05%, due January 19, 1999                             2,600,000
        1,000,000       Salt River Project Agricultural Improvement,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.25%, due January 8, 1999                              1,000,000
	2,700,000	Salt River Project Arizona,
                        Tax Exempt Commercial Paper,
                        3.00%, due February 22, 1999                            2,700,000
CONNECTICUT
	4,000,000	Connecticut State Health & Educational Auth.,
                        (Yale University), Rev.,
                        Var. Rate, due July 1, 2029                             4,000,000
FLORIDA
	3,250,000	Jacksonville Florida CLE., Series 94A,
                        Tax-Exempt
                        Commercial Paper,
                        3.25%, due January 4, 1999                              3,250,000
	1,000,000	Jacksonville Florida Pollution Control Rev.,
                        Series 92,
			Tax Exempt Commercial Paper,
                        3.20%, due January 11, 1999                             1,000,000
	1,000,000	Jacksonville Florida Pollution Control Rev.,
                        Series 94,
			Tax Exempt Commercial Paper,
                        3.00%, due January 11, 1999                             1,000,000
	2,500,000	Jacksonville Florida Pollution Control Rev.,
                        Series 92A,
			Tax-Exempt Commercial Paper,
                        3.25%, due January 20, 1999                             2,500,000
	2,900,000	Pinellas County Florida Higher Education,
                        Tax Exempt Commercial Paper,
                        3.20%, due January 8, 1999                              2,900,000
GEORGIA
	4,000,000	Burke County Georgia Dev. Auth.,
                        Tax Exempt Commercial Paper,
                        3.20%, due January 17, 1999                             4,000,000
	3,000,000	Effingham County Georgia,
                        Pollution Control Rev.,
			(Savannah Electric & Power),
                        Var. Rate, due April 1, 2037                            3,000,000
	2,165,000	Municipal Electric Auth. of Georgia,
                        Tax Exempt Commercial Paper,
                        3.05%, due January 21, 1999                             2,165,000
ILLINOIS
          600,000       Illinois Dev. Finance Auth.
                        Pollution Control Rev.,
                        (Amoco Oil Co. Project),
                        Var. Rate, due November 1, 2012                           600,000
          500,000       Sauget Illinois Pollution Control Rev.,
                        Var. Rate, due November 1, 2014                           500,000
	5,000,000	Sauget Illinois Pollution Control Rev.,
                        (Monsanto),
                        Var. Rate, due May 1, 2028                              5,000,000
INDIANA
	1,100,000	Jasper County Indiana Pollution Control,
                        Tax Exempt Commercial Paper,
                        3.15%, due January 4, 1999                              1,100,000
	1,000,000	Jasper County Indiana Pollution Control Rev.,
                        Tax Exempt Commercial Paper,
                        3.30%, due January 7, 1999                              1,000,000
	1,400,000	Sullivan City Indiana Pollution Control Rev.,
                        Series 85 L3,
			Tax Exempt Commercial Paper,
                        3.10%, due January 5, 1999                              1,400,000
KENTUCKY
	2,000,000	Trimble County Kentucky Pollution Control Rev.,
                        Series 92A,
			Tax Exempt Commercial Paper,
                        3.20%, due January 12, 1999                             2,000,000
	2,000,000	Trimble County Kentucky Pollution Control Rev.,
                        Series 92A,
			Tax Exempt Commercial Paper,
                        3.00%, due February 9, 1999                             2,000,000
	3,500,000	Trimble County Kentucky Pollution Control Rev.,
                        Series 92A,
			Tax Exempt Commercial Paper,
                        3.00%, due February 17, 1999                            3,500,000
LOUISIANA
	1,300,000	Lake Charles Louisiana Harbor & Term Dist
                        Port FACS Rev.,
			(Conoco Dupont),
			Var. Rate, due November 11, 2011			1,300,000
MARYLAND
	3,700,000	Anne Arundal County Maryland G.O.,
                        Tax Exempt Commercial Paper,
                        3.15%, due January 4, 1999                              3,700,000
	2,100,000	Baltimore County Maryland Pollution Control Rev.,
                        (BG&E),
			Tax Exempt Commercial Paper,
                        3.05%, due January 27, 1999                             2,100,000
	3,000,000	Baltimore County Maryland Pollution Control Rev.,
                        (BG&E),
			Tax Exempt Commercial Paper,
                        3.05%, due January 6, 1999                              3,000,000
MASSACHUSETTS
	1,000,000	Massachusetts Bay Transportation Auth.,
                        Tax Exempt Commercial Paper,
                        3.15%, due January 20, 1999                             1,000,000
	1,000,000	Massachusetts Bay Transportation Auth.,
                        Tax Exempt Commercial Paper,
                        3.00%, due February 5, 1999                             1,000,000
	3,700,000	Massachusetts Industrial Finance Agency,
                        Series 93A,
			Tax Exempt Commercial Paper,
                        3.20%, due January 13, 1999                             3,700,000
	5,600,000	Massachusetts State Health & Educational Auth.
                        Rev.,
			(Harvard University), Series I,
                        Var. Rate, due February 1, 2016                         5,600,000
	6,000,000	Massachusetts State, Series B,
                        Var. Rate, due August 1, 2015                           6,000,000
MISSISSIPPI
          300,000       Jackson County Mississippi, Port Facility Rev.,
                        (Chevron USA),
                        Var. Rate, due June 1, 2023                               300,000
MISSOURI
	1,000,000	Missouri Environmental Improvement Rev.,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 12, 1999                             1,000,000
	1,000,000	Missouri Environmental Improvement Rev.,
                        Tax Exempt Commercial Paper,
                        3.00%, due January 14, 1999                             1,000,000
	1,500,000	Missouri Environmental Improvement Rev.,
                        Tax Exempt Commercial Paper,
                        3.00%, due February 5, 1999                             1,500,000
	1,700,000	Missouri State Health & Education Auth.,
                        (Washington University),
			Var. Rate, due September 1, 2030			1,700,000
	2,000,000	Missouri State Health & Education Auth.,
                        (Washington University), Series D,
			Var. Rate, due September 1, 2030			2,000,000
	1,500,000	Park Hill School District Missouri,
                        Tax Exempt Commercial Paper,
                        3.55%, due June 30, 1999                                1,500,000
NEBRASKA
	1,000,000	Omaha Public Power District Electric Rev.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.05%, due January 6, 1999                              1,020,000
NEVADA
	1,000,000	Las Vegas Nevada,
                        7.20%, due January 1, 2007                              1,000,000

NEW JERSEY
	1,500,000	New Jersey State T/RAN,
                        Tax Exempt Commercial Paper,
                        3.00%, due January 7, 1999                              1,500,000
	2,000,000	New Jersey State T/RAN,
                        Tax Exempt Commercial Paper,
                        3.05%, due January 15, 1999                             2,000,000
NEW MEXICO
           50,000       Hurley New Mexico Pollution Control Rev.,
                        (R-Kennecott Sante Fe Project),
                        Var. Rate, due December 1, 2015                            50,000
NORTH CAROLINA
	2,500,000	Wake County North Carolina, (CP&L),
                        Tax Exempt Commercial Paper,
                        3.20%, due January 7, 1999                              2,500,000
	1,600,000	Wake County North Carolina
                        Pollution Control Rev.,
			Tax Exempt Commercial Paper,
                        3.05%, due January 21, 1999                             1,600,000
	2,500,000	Wake County North Carolina,
                        Industrial Facility & Pollution Control Auth.,
			(CP&L),
                        Var. Rate, due May 1, 2015                              2,500,000
OKLAHOMA
          500,000       Garfield County Oklahoma,
                        Pollution Control Rev., Series A,
			(Oklahoma Gas & Electric Co.),
                        Var. Rate, due January 1, 2025                            500,000
SOUTH CAROLINA
	1,600,000	Berkeley County South Carolina,
                        Pollution Control Rev.,
			(Amoco Chemical Co.),
                        Var. Rate, due July 1, 2012                             1,600,000
	1,000,000	South Carolina Public Service Auth.,
                        Tax Exempt Commercial Paper,
                        3.05%, due January 13, 1999                             1,000,000
	2,100,000	York County South Carolina (Duke Power),
                        Tax Exempt Commercial Paper,
                        3.15%, due January 11, 1999                             2,100,000
	1,000,000	York County South Carolina (Duke Power),
                        Tax Exempt Commercial Paper,
                        3.00%, due January 13, 1999                             1,000,000
TENNESSEE
	1,000,000	Shelby County Tennessee,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 5, 1999                              1,000,000
	2,000,000	Shelby County Tennessee, Ser 97A,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 5, 1999                              2,000,000
TEXAS
	1,500,000	Austin Texas Combined Utility Series A,
                        Tax Exempt Commercial Paper,
                        3.20%, due January 8, 1999                              1,500,000
	1,100,000	Brazos River Auth. Texas,
                        Pollution Control Rev.,
                        (Monsanto),
                        Var. Rate, due February 1, 2004                         1,100,000
          900,000       Gulf Coast Texas Waste Disposal,
                        (Monsanto), Daily Put, due July 1, 2001                   900,000
	1,904,000	Harris County Texas G.O.,
                        Tax Exempt Commercial Paper,
                        3.00%, due January 14, 1999                             1,904,000
	2,617,000	Harris County Texas, Ser A,
                        Tax Exempt Commercial Paper,
                        3.00%, due January 14, 1999                             2,617,000
          633,000       Harris County Texas G.O.,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 19, 1999                               633,000
	1,700,000	Lower Neches Valley Auth.,
                        Pollution Control Rev.,
			(River Treatment Industrial Deb. Corp.),
                        Var. Rate, due February 1, 2004                         1,700,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
                        Tax Exempt
                        Commercial Paper,
                        3.00%, due January 11, 1999                             1,000,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
                        Tax Exempt
                        Commercial Paper,
                        3.05%, due January 8, 1999                              1,000,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 4, 1999                              1,000,000
	2,500,000	San Antonio Water Rev.,
                        Tax Exempt Commercial Paper,
                        3.00%, due January 29, 1999                             2,500,000
	4,500,000	Texas G.O., Tax Exempt Commercial Paper,
                        2.90%, due May 26, 1999                                 4,500,000
	1,600,000	Texas Municipal Power Agency, Ser 91,
                        Tax Exempt Commercial
                        Paper,
                        3.00%, due January 12, 1999                             1,600,000
	1,400,000	Texas Municipal Power Agency, Ser 91,
                        Tax Exempt Commercial
                        Paper,
                        3.00%, due February 8, 1999                             1,400,000
	2,000,000	Texas Municipal Power Agency, Ser 91,
                        Tax Exempt Commercial Paper,
                        3.05%, due January 12, 1999                             2,000,000
	2,000,000	University of Texas Sys Rev., Series A,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 6, 1999                              2,000,000
	2,000,000	University of Texas Sys Rev., Series A,
                        Tax Exempt Commercial Paper,
                        3.25%, due January 7, 1999                              2,000,000
UTAH
	1,000,000	Intermountain Power, Ser 98 B5,
                        Tax Exempt Commercial Paper,
                        2.95%, due January 14, 1999                             1,000,000
	1,000,000	Intermountain Power, Series A,
                        7.00%, due July 1, 2021                                 1,038,415
	2,000,000	Intermountain Power,
                        Tax Exempt Commercial Paper,
                        3.00%, due February 3, 1999                             2,000,000
	2,000,000	Intermountain Power,
                        Tax Exempt Commercial Paper,
                        3.00%, due February 4, 1999                             2,000,000
	2,000,000	Intermountain Power, Series 98B,
                        Tax Exempt Commercial
                        Paper,
                        3.05%, due January 5, 1999                              2,000,000
	1,700,000	Salt Lake City Utah, Pollution Control Rev.,
                        (British
                        Petroleum),
                        Var. Rate, due February 1, 2008                         1,700,000
	1,500,000	Utah State, Tax Exempt Commercial Paper,
                        3.35%, due January 6, 1999                              1,500,000
VIRGINIA
	1,600,000	Chesterfield County Virginia,
                        Industrial Dev. Auth., (VEPCO),
			Tax Exempt Commercial Paper,
                        3.05%, due January 25, 1999                             1,600,000
	1,300,000	Chesterfield County Virginia,
                        (VEPCO), Tax Exempt Commercial Paper,
                        3.20%, due January 15, 1999                             1,300,000
          500,000       Louisa County Virginia,
                        Industrial Dev. Auth., (VEPCO),
			Tax Exempt commercial Paper,
                        3.20%, due January 15, 1999                               500,000
	1,800,000	Louisa County Virginia,
                        Industrial Dev. Auth., (VEPCO),
			Tax Exempt Commercial Paper,
                        3.05%, due January 15, 1999                             1,800,000
WASHINGTON
	1,500,000	Seattle Municipal Power and Light,
                        Tax Exempt Commercial
                        Paper,
                        3.10%, due February 2, 1999                             1,500,000
	2,200,000	Seattle Municipal Light & Power Rev.,
                        Var. Rate, due
                        November 1, 2018                                        2,200,000
	2,000,000	Washington State Public Power Supply,
                        Electric Reb.,
                        Var. Rate, due July 1, 2012                             2,000,000
	3,500,000	Washington State, Series 96A,
                        Var. Rate, due June 1, 2020                             3,500,000
WISCONSIN
	1,400,000	Oak Creek Wisconsin, Pollution Control Rev.,
                        (Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                           1,400,000
	1,600,000	Sheboygan Wisconsin, Pollution Control Rev.,
                        (Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                           1,600,000
	1,500,000	Sheboygan Wisconsin, Pollution Control Rev.,
                        (Wisconsin Power Co.),
			Var. Rate, due September 1, 2015			1,500,000
	2,029,000	Wisconsin G.O., Series 97A,
                        Tax-Exempt Commercial Paper,
                        3.45%, due January 13, 1999                             2,029,000
	1,576,000	Wisconsin G.O.,
                        Tax Exempt Commercial Paper,
                        3.05%, due February 1, 1999                             1,576,000
	3,000,000	Wisconsin G.O.,
                        Tax Exempt Commercial Paper,
                        2.90%, due April 1, 1999                                3,000,000
TOTAL INVESTMENTS - 99.19%                                                    172,382,415

Other assets less liabilities - 0.81%                                           1,400,603

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
	capital shares authorized;
        173,882,846 shares outstanding)                                     $ 173,783,018

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS    December 31, 1998 (unaudited)

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
  Investment securities, at market value                                    $ 172,382,415
  Cash                                                                            689,873
  Interest receivable                                                             704,219
    Total assets


